Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Aging Analysis of Accounts Payable

The aging analysis of accounts payable is as follows:

	As of	As of
	December 31, 2018	December 31, 2017
	Million	Million

Payable in the periods below:

Within 1 month or on demand	164,081	201,429
After 1 month but within 3 months	8,902	13,086
After 3 months but within 6 months	7,349	7,660
After 6 months but within 9 months	3,411	2,761
After 9 months but within 12 months	7,104	8,233

	190,847	233,169